Segment Reporting - Revenue and Income from Vessel Operations by Segment - Intersegment revenue (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Revenues	$ (1,945,391)	$ (1,728,488)	$ (1,880,332)
Operating Income (Loss)	204,042	164,319	6,700
Eliminations and other
Segment Reporting Information [Line Items]
Revenues	13,588	10,426	83,799
Operating Income (Loss)	0	0	0
Intersegment Eliminations
Segment Reporting Information [Line Items]
Revenues	13,588	10,426	83,799
Teekay LNG Liquefied Gas Carriers, Teekay Tankers Conventional Tankers [Member] | Intersegment Eliminations
Segment Reporting Information [Line Items]
Revenues	(13,541)	(11,107)
Other Segments | Intersegment Eliminations
Segment Reporting Information [Line Items]
Revenues			(70,590)
Teekay Parent
Segment Reporting Information [Line Items]
Revenues	0	(345)	(5,089)
Operating Income (Loss)	(19,875)	(23,460)	(33,467)
Teekay Offshore | Intersegment Eliminations
Segment Reporting Information [Line Items]
Revenues	0	0	(34,232)
Teekay LNG | Liquefied Gas Carriers | Intersegment Eliminations
Segment Reporting Information [Line Items]
Revenues	(11,562)	(9,418)	(36,358)
Teekay Tankers | Conventional Tankers | Intersegment Eliminations
Segment Reporting Information [Line Items]
Revenues	$ 1,979	$ 1,689	$ 0